                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake Murphy
Title:   Chief Operating Officer
Phone:   (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                        Toronto, Ontario   May 9, 2012
-------------------------------------   ----------------   -----------
            [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            93

Form 13F Information Table Value Total: $4,680,737.43 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number  Name

1    28-11838              Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER  --------------------------
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
-------------------- ------------------ --------- ------------ ----------- --- ---- ---------- -------- --------- ------ ---------
3M COMPANY           COMMON             88579Y101    56,441.38     632,680          DEFINED                                632,680
3M COMPANY           COMMON             88579Y101   137,963.27   1,546,500          SOLE                1,377,100          169,400
AMERICAN EXPRESS CO  COMMON             025816109     5,247.90      90,700          DEFINED                                 90,700
AMERICAN EXPRESS CO  COMMON             025816109    14,511.29     250,800          SOLE                  225,600           25,200
APACHE CORP          COMMON             037411105    42,792.96     426,055          DEFINED                                426,055
APACHE CORP          COMMON             037411105   109,725.68   1,092,450          SOLE                  762,250          330,200
AUSTRAL&NEW ZEAL BKG BKG SP ADR (1 ORD) 052528304     8,510.17     349,350          SOLE                  349,350               --
BEAM INC             COMMON STOCK       073730103    14,296.94     244,100          DEFINED                                244,100
BEAM INC             COMMON STOCK       073730103     4,351.75      74,300          SOLE                   74,300               --
BECTON DICKINSON     COMMON             075887109    35,104.79     452,090          DEFINED                                452,090
BECTON DICKINSON     COMMON             075887109    76,710.44     987,900          SOLE                  927,100           60,800
BEMIS INC            COMMON             081437105    29,102.98     901,300          DEFINED                                901,300
BEMIS INC            COMMON             081437105    55,664.09   1,723,880          SOLE                1,546,580          177,300
BERKSHIRE HATHAWAY   CLASS B            084670702    39,625.14     488,295          DEFINED                                488,295
BERKSHIRE HATHAWAY   CLASS B            084670702    89,975.87   1,108,760          SOLE                  988,560          120,200
BROWN FORMAN CORP    CLASS B            115637209     4,211.20      50,500          DEFINED                                 50,500
BROWN FORMAN CORP    CLASS B            115637209     1,327.65      15,921          SOLE                   15,921               --
CARNIVAL CORP        COMMON             143658300    38,434.25   1,198,075          DEFINED                              1,198,075
CARNIVAL CORP        COMMON             143658300    89,494.67   2,789,734          SOLE                2,487,128          302,606
COCA-COLA CO         COMMON             191216100    43,292.15     584,950          DEFINED                                584,950
COCA-COLA CO         COMMON             191216100    82,906.00   1,120,200          SOLE                1,003,800          116,400
CRANE CO             COMMON             224399105     3,559.90      73,400          DEFINED                                 73,400
CRANE CO             COMMON             224399105    13,447.40     277,266          SOLE                  244,956           32,310
DENBURY RES INC      COMMON             247916208     6,915.55     379,350          DEFINED                                379,350
DENBURY RES INC      COMMON             247916208    19,770.44   1,084,500          SOLE                  966,000          118,500
DENTSPLY INTL INC    COMMON             249030107     6,685.66     166,600          DEFINED                                166,600
DENTSPLY INTL INC    COMMON             249030107    20,802.95     518,389          SOLE                  461,389           57,000
EAGLE MATERIALS      COMMON             26969P108     3,718.25     107,000          DEFINED                                107,000
EAGLE MATERIALS      COMMON             26969P108    10,742.13     309,126          SOLE                  272,126           37,000
EMERSON ELEC CO      COMMON             291011104     2,582.91      49,500          DEFINED                                 49,500
EMERSON ELEC CO      COMMON             291011104    13,091.96     250,900          SOLE                  222,000           28,900
FRTNE BRNDS HOME&SEC COMMON             34964C106    11,169.63     506,100          DEFINED                                506,100
FRTNE BRNDS HOME&SEC COMMON             34964C106     3,339.19     151,300          SOLE                  151,300               --
GANNETT INC          COMMON             364730101    32,989.39   2,151,950          DEFINED                              2,151,950
GANNETT INC          COMMON             364730101    51,666.85   3,370,310          SOLE                3,040,320          329,990
GENERAL DYNAMICS     COMMON             369550108     3,206.71      43,700          DEFINED                                 43,700
GENERAL DYNAMICS     COMMON             369550108    16,671.94     227,200          SOLE                  211,200           16,000
GOOGLE INC           CLASS A            38259P508     3,871.81       6,038          DEFINED                                  6,038
GOOGLE INC           CLASS A            38259P508    16,210.55      25,280          SOLE                   22,577            2,703
GRANITE CONSTR INC   COMMON             387328107     8,297.24     288,700          DEFINED                                288,700
GRANITE CONSTR INC   COMMON             387328107    13,283.63     462,200          SOLE                  413,300           48,900
HEARTLAND EXPRESS IN COMMON             422347104     7,787.75     538,572          DEFINED                                538,572
HEARTLAND EXPRESS IN COMMON             422347104     1,516.46     104,873          SOLE                  104,873               --
HUBBELL INC          CLASS B            443510201    17,143.01     218,160          DEFINED                                218,160
HUBBELL INC          CLASS B            443510201    47,234.44     601,100          SOLE                  533,900           67,200
INTEL CORP           COMMON             458140100    31,171.52   1,108,715          DEFINED                              1,108,715
INTEL CORP           COMMON             458140100    67,637.38   2,405,740          SOLE                2,151,420          254,320
JOHNSON & JOHNSON    COMMON             478160104    60,994.53     924,720          DEFINED                                924,720
JOHNSON & JOHNSON    COMMON             478160104   131,234.02   1,989,600          SOLE                1,870,100          119,500
LENNAR CORP          CLASS B            526057302    10,977.20     491,150          DEFINED                                491,150
LENNAR CORP          CLASS B            526057302     2,660.95     119,058          SOLE                  119,058               --
MARKEL CORP          COMMON             570535104    69,371.11     154,522          DEFINED                                154,522
MARKEL CORP          COMMON             570535104   179,976.90     400,893          SOLE                  357,927           42,966
MARTIN MARIETTA MATL COMMON             573284106     7,197.37      84,052          DEFINED                                 84,052
MARTIN MARIETTA MATL COMMON             573284106    20,465.57     239,000          SOLE                  212,700           26,300
MDU RES GROUP INC    COMMON             552690109    38,674.25   1,727,300          DEFINED                              1,727,300
MDU RES GROUP INC    COMMON             552690109    63,457.74   2,834,200          SOLE                2,550,000          284,200
MERCK & CO INC       COMMON             58933Y105    46,875.84   1,220,725          DEFINED                              1,220,725
MERCK & CO INC       COMMON             58933Y105   108,794.88   2,833,200          SOLE                2,660,300          172,900
MICROSOFT CORP       COMMON             594918104    56,079.25   1,738,622          DEFINED                              1,738,622
MICROSOFT CORP       COMMON             594918104   105,851.23   3,281,700          SOLE                2,934,700          347,000
NABORS INDS LTD      COMMON             G6359F103    25,559.89   1,461,400          DEFINED                              1,461,400
NABORS INDS LTD      COMMON             G6359F103    59,175.67   3,383,400          SOLE                3,015,800          367,600
NATL AUSTRALIA BK    SP ADR (1 ORD)     632525408     4,942.31     192,833          SOLE                  192,833               --
PETROLEO BRASILEIRO  ADR(2 ORD SHRS)    71654V408   190,835.67   7,185,078          SOLE                5,829,878        1,355,200
PFIZER INC           COMMON             717081103    50,039.22   2,208,262          DEFINED                              2,208,262
PFIZER INC           COMMON             717081103   118,092.14   5,211,480          SOLE                4,897,860          313,620
POSCO                ADR(0.25 ORD SHRS) 693483109   133,878.82   1,599,508          SOLE                1,326,288          273,220
PROCTER & GAMBLE CO  COMMON             742718109    54,575.33     812,012          DEFINED                                812,012
PROCTER & GAMBLE CO  COMMON             742718109   113,571.46   1,689,800          SOLE                1,509,000          180,800
ROCKWELL COLLINS INC COMMON             774341101     3,942.86      68,500          DEFINED                                 68,500
ROCKWELL COLLINS INC COMMON             774341101    14,908.04     259,000          SOLE                  241,100           17,900
RYANAIR HLDGS        SP ADR (5 ORD)     783513104   278,525.55   7,677,110          SOLE                6,455,810        1,221,300
SAMSUNG ELECTRS LTD  GDR 144A (0.5 ORD) 796050888   437,380.23     777,370          SOLE                  645,212          132,158
SIGNET JEWELERS LT   SHS                G81276100    68,037.20   1,439,027          SOLE                  843,837          595,190
SIMPSON MANUFACTURIN COMMON             829073105     1,851.15      57,400          DEFINED                                 57,400
SIMPSON MANUFACTURIN COMMON             829073105       451.50      14,000          SOLE                   14,000               --
SYSCO CORP           COMMON             871829107    31,523.20   1,055,700          DEFINED                              1,055,700
SYSCO CORP           COMMON             871829107    63,607.77   2,130,200          SOLE                1,905,300          224,900

TELLABS INC          COMMON             879664100    16,565.92   4,090,350          DEFINED                              4,090,350
TELLABS INC          COMMON             879664100    27,944.60   6,899,900          SOLE                6,237,352          662,548
TIDEWATER INC        COMMON             886423102    36,031.34     667,000          DEFINED                                667,000
TIDEWATER INC        COMMON             886423102    91,942.04   1,702,000          SOLE                1,519,834          182,166
UNITED TECHNOLOGIES  COMMON             913017109    10,794.64     130,150          DEFINED                                130,150
UNITED TECHNOLOGIES  COMMON             913017109    30,156.98     363,600          SOLE                  339,200           24,400
WALGREEN CO          COMMON             931422109    42,418.43   1,266,600          DEFINED                              1,266,600
WALGREEN CO          COMMON             931422109   100,506.84   3,001,100          SOLE                2,678,400          322,700
WALT DISNEY CO       COMMON             254687106    10,410.88     237,800          DEFINED                                237,800
WALT DISNEY CO       COMMON             254687106    32,646.75     745,700          SOLE                  661,900           83,800
WASHINGTON FEDERAL   COMMON STOCK       938824109    34,727.02   2,063,400          DEFINED                              2,063,400
WASHINGTON FEDERAL   COMMON STOCK       938824109    82,717.35   4,914,875          SOLE                4,377,795          537,080
WELLS FARGO & CO     COMMON             949746101    61,387.51   1,798,111          DEFINED                              1,798,111
WELLS FARGO & CO     COMMON             949746101   134,773.11   3,947,660          SOLE                3,515,060          432,600
                                                  ------------ -----------
                                                  4,680,737.43 118,643,577